Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jul. 31, 2015
Document Effective Date	Aug. 01, 2015
Prospectus Date	Aug. 01, 2015
Gotham Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	GARIX
Gotham Absolute 500 Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFIVX
Gotham Enhanced Return Fund | Institutional Class
Prospectus:
Trading Symbol	GENIX
Gotham Neutral Fund | Institutional Class
Prospectus:
Trading Symbol	GONIX